Michele H. Abate
Vice President and
Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

  March 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Brighthouse Fund UL III for Variable Life Insurance
File No. 811-09215

Commissioners:

The Annual Reports for the period ended December 31, 2025 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Fund
UL III for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule
30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable
Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No.
0000896435, File No. 811-07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of BNY Mellon Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Nomura VIP Small Cap Value Series of Delaware VIP® Trust is
incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust
are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-
05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain funds of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000914036, File No. 811-08090.

The Annual Report for the MFS® New Discovery Series of MFS® Variable Insurance Trust is
incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are
incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain funds of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Report for the Victory Pioneer Mid Cap Value VCT Portfolio of Victory Variable
Insurance Funds II is incorporated by reference as filed on Form N-CSR, CIK No. 0002042317,
File No. 811-24018.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

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